Stockholders' Equity and Members' Equity - Optional Subscription (Details) $ in Millions				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) Y	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019 USD ($) Y	Jun. 30, 2020 Y	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 Y	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 USD ($) Y	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Nov. 15, 2019 USD ($) Y
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Exercise period					365 days
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	13.0				13.0	64.0									64.0				13.0					12.0
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	7.3				7.3	7.6									7.6				7.3					11.3
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	0.9				0.9	0.4									0.4				0.9					1.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.6				1.6	0.2									0.2				1.6					1.6
Accounts Payable and Accrued Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability of the optional subscription | $	$ 5.5				$ 5.5														$ 5.5					$ 0.6

[1]	Predecessor periods are combined as disclosed in Note 1.